Accounts Payable, Accrued Expenses and Other - Summary of Accounts Payable, Accrued Expenses and Other (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued employee compensation and benefits		$ 64	$ 48
Accounts payable		31	13
Bonus point incentive liability		46	44
Due to Hilton		5	13
Other accrued expenses		85	90
Accounts payable, accrued expenses and other	$ 324	$ 231	$ 208